SEGMENT REPORTING - Schedule of Breakdown By Asset (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total assets	$ 148,893	$ 139,953
United States
Segment Reporting Information [Line Items]
Total assets	135,421	130,051
Canada
Segment Reporting Information [Line Items]
Total assets	5,469	5,238
Bermuda
Segment Reporting Information [Line Items]
Total assets	3,743	4,202
Other
Segment Reporting Information [Line Items]
Total assets	$ 4,260	$ 462